T. ROWE PRICE Blue Chip Growth Portfolio
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION
SERVICES 25.2%
Entertainment 5.1%
Live Nation Entertainment (1) 10,900 922
Netflix (1) 105,283 54,922
Roku (1) 8,064 2,627
Sea, ADR (1) 163,149 36,420
Spotify Technology (1) 49,487 13,260
Walt Disney (1) 37,514 6,922
115,073
Interactive Media & Services 19.9%
Alphabet, Class A (1) 15,541 32,053
Alphabet, Class C (1) 68,318 141,325
Facebook, Class A (1) 524,759 154,557
IAC/InterActiveCorp (1) 4,400 952
Kuaishou Technology (HKD) (1) 25,300 879
Match Group (1) 141,144 19,390
Pinterest, Class A (1) 92,250 6,829
Snap, Class A (1) 510,569 26,698
Tencent Holdings (HKD)  791,100 63,136
445,819
Media 0.0%
Charter Communications, Class A (1) 772 476
476
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (1) 28,793 3,607
3,607
Total Communication Services 564,975
CONSUMER
DISCRETIONARY 19.9%
Auto Components 0.1%
Aptiv  (1) 23,992 3,308
3,308
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 8,013 18,669
Chipotle Mexican Grill (1) 11,031 15,673
Hilton Worldwide Holdings (1) 8,462 1,023
Marriott International, Class A (1) 3,289 487
McDonald's  1,177 264
Starbucks  38,333 4,189
Yum! Brands  52,462 5,675
45,980
Internet & Direct Marketing
Retail 14.2%
Alibaba Group Holding, ADR (1) 246,401 55,867
Amazon.com (1) 78,713 243,544
Coupang  (1) 57,168 2,821
DoorDash , Class A (1) 8,287 1,087
Etsy (1) 29,600 5,970
JD.com, ADR (1) 46,500 3,921
Shares $ Value
(Cost and value in $000s)
Pinduoduo , ADR (1) 28,871 3,865
317,075
Multiline Retail 0.8%
Dollar General  91,479 18,535
Dollar Tree (1) 233 27
18,562
Specialty Retail 1.2%
Carvana  (1) 33,372 8,757
Ross Stores  120,137 14,406
TJX  45,490 3,009
26,172
Textiles, Apparel & Luxury
Goods 1.5%
Lululemon Athletica  (1) 45,950 14,093
NIKE, Class B  130,202 17,303
VF  20,850 1,666
33,062
Total Consumer Discretionary 444,159
CONSUMER STAPLES 0.0%
Personal Products 0.0%
Estee Lauder, Class A  3,200 931
Total Consumer Staples 931
FINANCIALS 3.1%
Capital Markets 2.8%
Charles Schwab  168,998 11,015
Goldman Sachs Group  81,242 26,566
Intercontinental Exchange  73,804 8,242
Morgan Stanley  10,015 778
MSCI  3,500 1,468
S&P Global  44,028 15,536
63,605
Insurance 0.3%
Chubb  33,058 5,222
Marsh & McLennan  10,858 1,323
Willis Towers Watson  2,903 664
7,209
Total Financials 70,814
HEALTH CARE 11.7%
Biotechnology 0.9%
AbbVie  18,798 2,035
Exact Sciences (1) 1,002 132
Incyte  (1) 63,062 5,125
Vertex Pharmaceuticals (1) 62,205 13,367
20,659
Health Care Equipment &
Supplies 3.9%
Abbott Laboratories  23,985 2,874
Align Technology (1) 4,901 2,654
Becton Dickinson & Company  2,232 543
Danaher  94,666 21,307

T. ROWE PRICE Blue Chip Growth Portfolio

Shares $ Value
(Cost and value in $000s)
DENTSPLY SIRONA  53,700 3,427
Intuitive Surgical (1) 37,195 27,485
Stryker  115,660 28,172
86,462
Health Care Providers &
Services 5.1%
Anthem  34,049 12,222
Centene  (1) 153,063 9,782
Cigna  113,052 27,329
HCA Healthcare  82,665 15,569
Humana  14,964 6,274
UnitedHealth Group  116,912 43,500
114,676
Health Care Technology 0.2%
Veeva Systems, Class A (1) 20,137 5,261
5,261
Life Sciences Tools & Services 0.8%
PPD (1) 56,140 2,125
Thermo Fisher Scientific  35,219 16,073
18,198
Pharmaceuticals 0.8%
AstraZeneca, ADR (2) 62,500 3,108
Eli Lilly  21,918 4,095
Zoetis  64,697 10,188
17,391
Total Health Care 262,647
INDUSTRIALS & BUSINESS
SERVICES 2.2%
Airlines 0.0%
United Airlines Holdings (1) 2,718 156
156
Commercial Services &
Supplies 0.2%
Cintas  15,036 5,132
Copart  (1) 2,159 234
5,366
Electrical Equipment 0.1%
Generac Holdings (1) 3,600 1,179
1,179
Industrial Conglomerates 0.7%
General Electric  507,177 6,659
Honeywell International  4,261 925
Roper Technologies  22,410 9,039
16,623
Machinery 0.2%
Fortive 71,922 5,080
Parker-Hannifin  1,486 469
5,549
Professional Services 0.6%
CoStar Group (1) 13,595 11,174
Shares $ Value
(Cost and value in $000s)
Equifax  10,574 1,915
13,089
Road & Rail 0.4%
Kansas City Southern  3,784 999
Norfolk Southern  21,469 5,765
Union Pacific  12,370 2,726
9,490
Total Industrials & Business Services 51,452
INFORMATION
TECHNOLOGY 36.5%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  40,575 5,239
5,239
IT Services 13.0%
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $2,803 (1)(3)(4) 499,643 4,032
Automatic Data Processing  13,490 2,542
Fidelity National Information Services  80,198 11,277
Fiserv (1) 212,004 25,237
Global Payments  231,434 46,652
Mastercard , Class A  146,645 52,213
MongoDB (1) 4,575 1,223
PayPal Holdings (1) 235,643 57,224
Shopify, Class A (1) 9,320 10,313
Snowflake, Class A (1) 1,610 369
Square, Class A (1) 5,907 1,341
Twilio , Class A (1) 10,796 3,679
Visa, Class A  322,613 68,307
Wix.com (1) 23,306 6,508
290,917
Semiconductors & Semiconductor
Equipment 3.6%
Advanced Micro Devices (1) 188,255 14,778
Applied Materials  23,987 3,205
ASML Holding  2,200 1,358
Marvell Technology Group  271,524 13,299
Maxim Integrated Products  63,003 5,757
Microchip Technology  21,800 3,384
Monolithic Power Systems  6,343 2,240
NVIDIA  49,531 26,446
QUALCOMM  1,472 195
Taiwan Semiconductor Manufacturing,
ADR  5,800 686
Texas Instruments  53,397 10,092
81,440
Software 14.8%
Atlassian , Class A (1) 23,455 4,943
Coupa Software (1) 21,059 5,359
Crowdstrike Holdings, Class A (1) 14,200 2,592
DocuSign (1) 19,539 3,956
Fortinet (1) 20,900 3,854
Intuit  131,969 50,552
Microsoft  530,363 125,044
Paycom Software (1) 6,658 2,464

T. ROWE PRICE Blue Chip Growth Portfolio

Shares $ Value
(Cost and value in $000s)
salesforce.com (1) 180,385 38,218
ServiceNow  (1) 103,691 51,857
Splunk  (1) 73,208 9,918
Synopsys (1) 69,788 17,292
Workday, Class A (1) 29,870 7,421
Zoom Video Communications, Class
A (1) 25,075 8,056
331,526
Technology Hardware, Storage &
Peripherals 4.9%
Apple  889,850 108,695
108,695
Total Information Technology 817,817
MATERIALS 0.7%
Chemicals 0.5%
Linde  25,983 7,279
Sherwin-Williams  3,752 2,769
10,048
Containers & Packaging 0.2%
Avery Dennison  20,854 3,830
3,830
Total Materials 13,878
Total Common Stocks (Cost
$903,968) 2,226,673
CONVERTIBLE PREFERRED
STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $5,380 (1)(3)(4) 145,997 5,380
Total Consumer Discretionary 5,380
Shares $ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Databricks , Series G, Acquisition Date:
2/1/21, Cost $742 (1)(3)(4) 4,182 742
Total Information Technology 742
Total Convertible Preferred Stocks
(Cost $6,122) 6,122
SHORT-TERM
INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve
Fund, 0.04% (5)(6) 12,951,041 12,951
Total Short-Term Investments (Cost
$12,951) 12,951
SECURITIES LENDING
COLLATERAL 0.1%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund,
0.08% (5)(6) 159,375 1,594
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 1,594
Total Securities Lending Collateral
(Cost $1,594) 1,594
Total Investments in
Securities 100.3%
(Cost $924,635) $ 2,247,340
Other Assets Less Liabilities (0.3)% (7,171)
Net Assets 100.0% $ 2,240,169
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $10,154 and represents 0.5% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 12,423  ¤  ¤ $ 12,951
T. Rowe Price Short-Term Fund, 0.08% 716  ¤  ¤ 1,594
Total $ 14,545^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $14,545.

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Blue Chip Growth Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E307-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,158,626 $ 64,015 $ 4,032 $ 2,226,673
Convertible Preferred Stocks — — 6,122 6,122
Short-Term Investments 12,951 — — 12,951
Securities Lending Collateral 1,594 — — 1,594
Total $ 2,173,171 $ 64,015 $ 10,154 $ 2,247,340